Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 79,125	£ 87,745
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76,029	85,942
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,701	1,490
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	313
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,973	9,078
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,565	19,041
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,646	16,064
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,919	2,977
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	42,587	45,310
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,335
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,400	34,366
Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	769
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,835
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	698	858
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,973	23,394
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,469	11,908
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,913	4,743
Internal grade 9 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,682	35,803
Internal grade 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,682	35,803
Internal grade 9 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	664	492
Internal grade 9 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	281	12
Internal grade 9 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	383	480
Internal grade 9 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,787	34,631
Internal grade 9 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	934	1,377
Internal grade 9 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,145	30,467
Internal grade 9 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	542	356
Internal grade 9 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,166	2,431
Internal grade 9 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	680
Internal grade 9 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	680
Internal grade 8 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,371	17,387
Internal grade 8 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,371	17,387
Internal grade 8 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,178	4,197
Internal grade 8 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,356	3,187
Internal grade 8 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	822	1,010
Internal grade 8 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,518	9,291
Internal grade 8 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,036	2,839
Internal grade 8 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,255	3,898
Internal grade 8 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	246	345
Internal grade 8 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	981	2,062
Internal grade 8 [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		147
Internal grade 8 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,675	3,899
Internal grade 8 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25
Internal grade 8 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,650	3,899
Internal grade 7 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,467	7,612
Internal grade 7 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,441	7,612
Internal grade 7 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26
Internal grade 7 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,122	6,967
Internal grade 7 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,419	5,535
Internal grade 7 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	703	1,432
Internal grade 7 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	529	441
Internal grade 7 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	90	76
Internal grade 7 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Internal grade 7 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	396	318
Internal grade 7 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	816	204
Internal grade 7 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	790	66
Internal grade 7 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	138
Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,093	8,755
Internal grade 6 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,901	8,682
Internal grade 6 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	192	73
Internal grade 6 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 6 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,569	6,416
Internal grade 6 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,558	6,361
Internal grade 6 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11	55
Internal grade 6 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	184	292
Internal grade 6 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	43
Internal grade 6 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Internal grade 6 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25	21
Internal grade 6 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	29	24
Internal grade 6 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	130	203
Internal grade 6 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,340	2,047
Internal grade 6 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,914	1,745
Internal grade 6 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	426	302
Internal grade 6 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,992	11,236
Internal grade 5 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,263	10,788
Internal grade 5 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	729	448
Internal grade 5 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	842	888
Internal grade 5 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	842	888
Internal grade 5 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	28	35
Internal grade 5 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1
Internal grade 5 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27	35
Internal grade 5 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,122	10,313
Internal grade 5 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,414	5,749
Internal grade 5 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,708	4,564
Internal grade 5 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,886	5,414
Internal grade 4 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,586	4,772
Internal grade 4 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,300	635
Internal grade 4 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	7
Internal grade 4 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	75	3
Internal grade 4 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	75	3
Internal grade 4 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	98	137
Internal grade 4 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	98	137
Internal grade 4 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,713	5,274
Internal grade 4 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,348	3,426
Internal grade 4 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,363	1,846
Internal grade 4 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	2
Internal grade 3 to 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,299	1,145
Internal grade 3 to 1 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	465	521
Internal grade 3 to 1 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	439	318
Internal grade 3 to 1 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	306
Internal grade 3 to 1 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	115	78
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	115	78
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	140	126
Internal grade 3 to 1 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	140	126
Internal grade 3 to 1 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,044	941
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	946	886
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	94	31
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	24
Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	335	393
Other [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	320	377
Other [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15	16
Other [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	303	357
Other [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	303	357
Other [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	36
Other [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	£ 36
Other [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0